Rights of use of assets and lease liabilities (Details 2) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Depreciation charge of right-of-use assets	$ 18,330	$ 23,591	$ 17,867
Machinery And Equipment [member]
Statement [Line Items]
Depreciation charge of right-of-use assets	791	404	431
Farmland [Member]
Statement [Line Items]
Depreciation charge of right-of-use assets	15,692	21,883	16,314
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Depreciation charge of right-of-use assets	1,254	711	461
Convention center
Statement [Line Items]
Depreciation charge of right-of-use assets	$ 593	$ 593	$ 661